Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 59.2%
Financials - 59.2%
Ares Capital Corp.(1)	36,471	$863,269
Bain Capital Specialty Finance, Inc.	50,930	925,398
Barings BDC, Inc.	90,258	913,411
BlackRock TCP Capital Corp.	146,961	1,353,511
Blackstone Secured Lending Fund(1)	25,016	839,787
Capital Southwest Corp.	39,766	895,133
Carlyle Secured Lending, Inc.	52,856	981,007
CION Investment Corp.	90,371	1,059,148
Crescent Capital BDC, Inc.	45,604	893,838
Fidus Investment Corp.	44,448	1,004,969
FS KKR Capital Corp.	50,630	1,184,236
Gladstone Capital Corp.	23,016	685,186
Gladstone Investment Corp.(1)	75,037	1,013,750
Goldman Sachs BDC, Inc.	100,781	1,294,028
Golub Capital BDC, Inc.	56,092	882,327
Hercules Capital, Inc.	49,013	1,036,625
Horizon Technology Finance Corp.(1)	137,709	1,293,088
Main Street Capital Corp.(1)	10,965	679,391
MidCap Financial Investment Corp.	68,957	965,398
Monroe Capital Corp.	67,353	579,236
Morgan Stanley Direct Lending Fund	15,295	321,348
New Mountain Finance Corp.	90,307	1,058,398
Nuveen Churchill Direct Lending Corp.	14,327	246,997
Oaktree Specialty Lending Corp.	83,722	1,339,552
OFS Capital Corp.	71,209	573,945
Oxford Square Capital Corp.(1)	210,485	570,414
PennantPark Floating Rate Capital Ltd.	89,450	1,001,840
PennantPark Investment Corp.	146,848	1,044,089
Portman Ridge Finance Corp.	33,037	562,290
Prospect Capital Corp.	309,175	1,329,453
Runway Growth Finance Corp.	131,076	1,521,792
Saratoga Investment Corp.	37,360	933,253
Sixth Street Specialty Lending, Inc.	43,783	979,864
SLR Investment Corp.	56,441	954,417
Stellus Capital Investment Corp.(1)	72,580	1,066,926
TriplePoint Venture Growth BDC Corp.(1)	218,250	1,759,095
WhiteHorse Finance, Inc.	54,370	574,147
Total Financials		35,180,556
Total Common Stocks
(Cost $35,510,110)		35,180,556
CLOSED-END FUNDS(2) - 38.7%
Ares Dynamic Credit Allocation Fund, Inc.	52,080	795,262
Barings Participation Investors	37,515	607,402
BlackRock Debt Strategies Fund, Inc.	77,483	832,942
BlackRock Floating Rate Income Strategies Fund, Inc.	56,157	737,903
BlackRock Floating Rate Income Trust(1)	63,980	815,105
BlackRock Income Trust, Inc.	72,144	838,313
BlackRock Innovation and Growth Term Trust	138,145	1,132,789
BlackRock Limited Duration Income Trust(1)	56,795	815,008
Blackstone Long-Short Credit Income Fund	63,337	819,581
Blackstone Senior Floating Rate Term Fund	51,337	749,520
Carlyle Credit Income Fund	138,694	1,085,974
Eagle Point Credit Co., Inc.(1)	201,677	1,770,724
Eaton Vance Floating-Rate Income Trust	60,963	824,829
Eaton Vance Senior Floating-Rate Trust	65,451	871,153
Eaton Vance Senior Income Trust(1)	139,556	876,412
First Trust Senior Floating Rate Income Fund II	88,386	927,169
Invesco Senior Income Trust(1)	297,147	1,206,417
Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)
KKR Income Opportunities Fund(1)	70,202	$886,651
Nuveen Credit Strategies Income Fund	158,887	888,178
Nuveen Floating Rate Income Fund(1)	103,894	893,489
OFS Credit Co., Inc.	352,048	2,513,623
Pioneer Floating Rate Fund, Inc.(1)	93,777	909,637
XAI Octagon Floating Rate Alternative Income Trust	184,863	1,210,853
Total Closed-End Funds
(Cost $23,401,585)		23,008,934
SECURITIES LENDING COLLATERAL - 10.5%
Money Market Fund - 10.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(3)(4)
(Cost $6,252,469)	6,252,469	6,252,469
RIGHT - 0.0%(5)
Financials - 0.0%(5)
Nuveen Floating Rate Income Fund, expiring 02/19/25*(1)
(Cost $–)	93,878	1,577

TOTAL INVESTMENTS - 108.4%
(Cost $65,164,164)		64,443,536
Liabilities in Excess of Other Assets - (8.4)%		(4,971,825)
Net Assets - 100.0%		$59,471,711

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,887,437; total market value of collateral held by the Fund was $7,124,533. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $872,063.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2025.
(5)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$35,180,556	$—	$—	$35,180,556
Closed-End Funds	23,008,934	—	—	23,008,934
Right	1,577	—	—	1,577
Money Market Fund	6,252,469	—	—	6,252,469
Total	$64,443,536	$—	$—	$64,443,536